UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)      (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 11/30/09

Item 1. Report to Shareholders.

The Fund’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

November 30, 2009

MUTUAL FUNDS Van Kampen High Yield Municipal Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund’s financial statements and a list of fund investments as of November 30, 2009.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 11/30/09 (Unaudited)

This chart compares your fund’s performance to that of the Barclays Capital High Yield Municipal Bond Index, Barclays Capital Municipal Bond Index and a Blended Index (60% Barclays Capital High Yield Municipal Bond Index and 40% Barclays Capital Municipal Bond Index) from 11/30/99 through 11/30/09. Class A shares, adjusted for sales charges.

	A Shares		B Shares		C Shares		I Shares
	since 1/2/86		since 7/20/92		since 12/10/93		since 3/1/06
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges	charges

Since Inception	5.81%	5.59%	4.85%	4.85%	4.10%	4.10%	1.08%

10-year	4.14	3.63	3.52	3.52	3.37	3.37	n/a

5-year	2.73	1.74	1.97	1.73	1.95	1.95	n/a

1-year	19.33	13.62	18.46	14.46	18.36	17.36	19.57

30-day SEC Yield	5.80%		3.83%		5.47%		6.70%

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts, and (v) certain Van Kampen investment companies. Class I shares are offered without any upfront or deferred sales charge on purchases or sales and without any distribution (12b-1) fee or service fee. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Barclays Capital High Yield Municipal Bond Index consists of bonds that are noninvestment grade, unrated, or rated below Ba1 by Moody’s with a remaining maturity of at least one year. Based on the Fund’s asset composition, the Fund’s investment adviser believes that Barclays Capital High Yield Municipal Bond Index is a more appropriate broad-based benchmark for the Fund than the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. Accordingly, the Barclays Capital Municipal Bond Index will not be shown on its own in future prospectuses or shareholder reports of the Fund. The indices are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the 12-month period ended November 30, 2009

Market Conditions

The municipal bond market made a dramatic turnaround during the 12-month reporting period. Following the fourth quarter of 2008, one of the worst quarters on record for the municipal bond market and broad financial markets alike, the outlook for the economy and the markets gradually began to improve. Although the economy overall remained weak, certain economic indicators stabilized in early 2009, indicating that perhaps the contraction in growth might be slowing. At the same time, the various policies enacted by the federal government to provide liquidity and ease the stress on the financial system appeared to be taking hold as credit conditions became more favorable. Investors, encouraged by these improvements, began to take on more risk, sparking a rebound in market performance. Ongoing positive news on the corporate, banking and economic fronts in the ensuing months helped to sustain the rally throughout the remainder of the reporting period.

Renewed investor risk appetite led the higher-yielding, lower quality sector of the municipal market to outperform the investment-grade sector over the past several months, a dramatic reversal from the latter months of 2008. As a result, the high yield segment of the market outperformed the investment grade segment for the overall 12-month reporting period, with the Barclays Capital High Yield Municipal Bond Index returning 19.80 percent versus 14.17 percent for the Barclays Capital Municipal Bond Index. Additionally, long-maturity bonds dramatically outperformed for the period, with the long end of the municipal yield curve outperforming the 10-year segment by 976 basis points.

After experiencing net outflows for much of 2008, municipal bond funds enjoyed net inflows of approximately $65 billion year-to-date. Total new issue supply increased by 1 percent year-over-year to $373 billion. Issuance of taxable Build America Bonds has been displacing that of traditional tax-exempt municipal bonds. As a result, the supply of tax-exempt issues declined by 8 percent year-over-year to $298 billion as of the end of November 2009.

Performance Analysis

All share classes of Van Kampen High Yield Municipal Fund underperformed the Barclays Capital High Yield Municipal Bond Index (the “Index”) and outperformed the Blended Index (60% Barclays Capital High Yield Municipal Bond Index and 40% Barclays Capital Municipal Bond Index) and the Barclays Capital Municipal Bond Index for the 12 months ended November 30, 2009, assuming no deduction of applicable sales charges.

Total returns for the 12-month period ended November 30, 2009

Blended Index
(60% Barclays
Capital High
Yield Municipal
				Barclays	Bond Index
				Capital	and 40%	Barclays
				High Yield	Barclays Capital	Capital
				Municipal	Municipal Bond	Municipal
Class A	Class B	Class C	Class I	Bond Index	Index)	Bond Index

19.33%	18.46%	18.36%	19.57%	19.80%	17.77%	14.17%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The Fund’s performance relative to the Index was primarily attributable to the following factors:

•	An underweight in the industrial development revenue/pollution control revenue (IDR/PCR) sector was the largest detractor from relative returns. IDR/PCR bonds were the top performers within the high yield segment of the municipal market for the reporting period, and although we increased the portfolio’s allocation to the sector during the period, the Fund remained underweight.

•	An overweight in health care bonds dampened relative returns as the sector’s performance lagged for the period. However, this was partially offset by strong security selection within the sector.

•	Conversely, the Fund’s overweight to non-rated issues was additive to returns. Although the portfolio’s allocation to these bonds declined over the past six months to approximately 50 percent, the portfolio still maintained a higher allocation than the Index, which was beneficial given the outperformance of the lower-quality segment of the market for the period.

•	The portfolio’s holdings in inverse floating-rate securities* were additive to performance as these interest-rate sensitive securities benefited from the decline in municipal rates over most of the reporting period.

The Fund’s largest sector weightings as of period end continued to be hospitals, life care and special tax districts.

Market Outlook

In the wake of the high yield municipal bond market’s rebound from the declines of the last quarter of 2008, we would not be surprised to see the market settle down to lower rates of return. In this context, individual credit analysis will be paramount as we search for value in hospitals, continuing care, special tax and industrial revenue bond sectors.

While certain economic indicators are showing some stabilization, the outlook for the economy is uncertain particularly due to continued job market deterioration. In the near term, we expect somewhat volatile markets as investors develop a clearer view of economic fundamentals in the U.S. and abroad. Amid this uncertainty, we do not expect any move towards tighter monetary policy over the next several months. Longer term, we expect to see credit quality improve as the economy rebounds, leading to further credit spread tightening. However, now that municipal bond prices have returned to levels more reflective of historical averages, going forward we do not expect to see the same level of returns the municipal market has experienced in the past year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

 * An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

Ratings Allocation as of 11/30/09 (Unaudited)

AAA/Aaa	9.3%
AA/Aa	5.7
A/A	4.7
BBB/Baa	22.4
BB/Ba	5.2
B/B	1.4
CCC/Caa	0.2
D/D	0.0	*
Non-Rated	51.1

*	Less than 0.1%

Top Five Sectors as of 11/30/09 (Unaudited)

Hospitals	19.5%
Life Care	17.6
Special Tax Districts	12.8
Master Tobacco Settlement	4.8
Higher Education	3.9

Summary of Investments by State/Country Classification as of 11/30/09 (Unaudited)

Florida	12.9%
Illinois	10.3
California	9.5
Texas	9.4
New York	5.4
Arizona	4.6
Massachusetts	4.1
Pennsylvania	4.0
Minnesota	3.8
Colorado	3.2
Ohio	3.1
New Jersey	2.8
Michigan	2.6
Missouri	2.5
Virginia	2.0
Maryland	2.0
Washington	2.0
Nevada	1.9
Tennessee	1.8
South Carolina	1.7
District of Columbia	1.4
Georgia	1.3
Louisiana	1.3
Wisconsin	1.1
North Carolina	1.1
Hawaii	1.1
Alabama	1.1
Indiana	1.1
Oregon	0.8
Iowa	0.7
West Virginia	0.7
Mississippi	0.7
(continued on next page)

Summary of Investments by State/Country Classification as of 11/30/09 (Unaudited)
(continued from previous page)

Oklahoma	0.6
Puerto Rico	0.6
Utah	0.5
New Hampshire	0.4
South Dakota	0.4
Kansas	0.4
New Mexico	0.4
Connecticut	0.3
Alaska	0.3
North Dakota	0.3
Virgin Islands	0.2
Vermont	0.2
Idaho	0.1
Wyoming	0.1
Rhode Island	0.1
Delaware	0.1

Total Investments	107.0
Liability for Floating Rate Note Obligations Related to Securities Held	(8.1)

Total Net Investments	98.9
Other Assets in Excess of Liabilities	1.1

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state/country classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/09 - 11/30/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	06/01/09	11/30/09	06/01/09-11/30/09

Class A
Actual	$1,000.00	$1,118.39	$4.94
Hypothetical	1,000.00	1,020.41	4.71
(5% annual return before expenses)

Class B
Actual	1,000.00	1,114.25	8.90
Hypothetical	1,000.00	1,016.65	8.49
(5% annual return before expenses)

Class C
Actual	1,000.00	1,113.23	8.90
Hypothetical	1,000.00	1,016.65	8.49
(5% annual return before expenses)

Class I
Actual	1,000.00	1,119.38	3.67
Hypothetical	1,000.00	1,021.61	3.50
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93%, 1.68%, 1.68% and 0.69% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	06/01/09	11/30/09	06/01/09-11/30/09

Class A
Actual	$1,000.00	$1,118.39	$4.57
Hypothetical	1,000.00	1,020.76	4.36
(5% annual return before expenses)

Class B
Actual	1,000.00	1,114.25	8.53
Hypothetical	1,000.00	1,017.00	8.14
(5% annual return before expenses)

Class C
Actual	1,000.00	1,113.23	8.53
Hypothetical	1,000.00	1,017.00	8.14
(5% annual return before expenses)

Class I
Actual	1,000.00	1,119.38	3.24
Hypothetical	1,000.00	1,022.01	3.09
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.61%, 1.61% and 0.61% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 106.6% Alabama 1.1%
$4,000	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$3,797,120
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	3,248,381
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	6,996,500
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,178,573
3,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	2,684,490
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,880,200
7,500	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,176,850
9,385	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	6,871,227
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	1,049,500
10,000	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A (GTY AGMT)	6.250	11/01/33	10,053,600

				49,936,441

	Alaska 0.3%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	815,276
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,632,594
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (a)	8.125	05/01/31	1,791,400
9,125	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	8,635,079
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	707,154

				14,581,503

	Arizona 4.6%
5,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	6,001,600
9,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	11,008,350
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,904,930
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,854,110
9,250	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	8,663,457

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$2,630	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750%	12/01/30	$2,708,611
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,475,516
5,735	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	7,001,231
11,780	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	8,815,092
2,000	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Proj, Ser A	7.250	02/01/40	2,235,460
11,775	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser A (b)	6.000	05/01/29	12,293,100
8,200	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	7,803,202
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	3,287,900
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/22	3,724,665
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/24	5,259,900
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/26	5,201,550
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (BHAC Insd) (c)	5.000	07/01/41	28,270,480
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (d)	7.750	08/01/33	2,496,121
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,391,008
4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (d) (e)	7.000	09/01/35	2,540,704
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,321,313
1,000	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	698,950
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	3,030,566
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	4,137,179
3,500	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (d)	7.500	02/01/34	2,832,340
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	5,207,400
1,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	6.550	12/01/37	931,680
7,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	6,933,010

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$7,120	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06 and 9/21/09, Cost $6,926,919) (a)	5.750%	12/01/32	$5,995,823
825	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	775,451
1,000	Sundance Cmnty Fac Dist AZ (f)	6.250	07/15/29	951,170
2,795	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (f)	7.125	07/01/27	2,559,102
576	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	484,220
2,915	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (d)	6.500	07/01/31	1,968,558
19,380	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	17,564,094
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,224,992
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,686,176
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	4,441,514
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	6,848,892
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,086,080
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	3,964,680
5,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc. Proj, Ser A-1 (AMT) (Acquired 3/24/09, Cost $3,680,612) (a)	4.900	03/01/28	4,671,420

				215,251,597

	California 9.5%
1,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	946,980
3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200	10/01/27	3,066,624
5,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	5,510,176
1,295	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser A	5.000	09/01/36	922,247
1,580	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser B	5.000	09/01/36	1,117,202
15,710	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F-1 (c)	5.000	04/01/34	15,837,251
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	6,064,967
1,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	1,656,562
3,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	2,509,020
6,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.450	06/01/28	4,604,340
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (g)	0.000/5.600	06/01/36	3,533,100
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	249,600

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	$213,600
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450%	08/01/28	14,260,535
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.000	07/01/38	542,338
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.125	07/01/48	1,932,942
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/38	2,356,297
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/43	1,621,080
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/48	3,073,498
1,000	California Muni Fin Auth Ed Rev Amern Heritage Ed Fndtn Proj, Ser A	5.250	06/01/26	865,500
8,075	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	8,081,056
15,425	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (b)	5.250	06/01/23	15,315,791
4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125	11/01/23	3,795,560
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	155,538
4,000	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	3,041,000
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,286,360
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,864,080
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125	04/01/37	5,920,884
3,500	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	3,237,010
1,995	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,751,550
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	2,081,150
3,500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	3,687,495
5,095	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	5,731,264
4,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $4,500,000) (a) (d)	7.375	04/01/32	3,483,990
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	5,004,222

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000%	01/01/34	$2,881,159
3,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	2,954,520
3,220	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	2,465,135
1,745	California Statewide Cmntys Dev Auth Rev Sr Living SC Presbyterian Homes	7.000	11/15/29	1,852,841
9,750	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	9,846,622
5,325	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	4,704,211
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,355,880
5,960	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	5,143,659
2,790	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,790,000) (a)	6.750	12/01/30	2,509,521
1,495	Corona Norco, CA Uni Sch Dist, Ser A	5.700	09/01/29	1,345,365
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.750	09/01/28	2,628,421
3,610	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.875	09/01/38	3,097,922
1,805	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,700,545
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,309,057
3,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	2,561,970
13,540	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	9,787,795
37,310	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	32,206,365
12,700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.125	06/01/47	8,252,460
17,880	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (c)	5.000	06/01/45	16,007,964
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	1,794,780
2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,114,600
2,140	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	1,821,739
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	866,820
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,550,000
1,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	1,826,070

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$955	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500%	08/15/34	$1,112,881
1,000	Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4	5.375	09/02/26	909,820
1,500	Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2	5.500	09/02/29	1,357,455
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,478,640
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	4,256,595
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	640,433
6,170	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	5,924,866
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	6.500	03/01/28	4,804,061
2,000	Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt Area, Ser B	6.000	09/01/34	1,728,380
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,307,114
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	823,885
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	789,112
4,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	3,571,520
1,710	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,710,718
2,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	1,882,773
4,390	Placentia, CA Pub Fin Auth Lease Rev Working Cap Fin	7.500	06/01/19	4,433,988
3,650	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	2,968,582
1,045	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/28	976,918
1,845	Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,557,789
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	2,175,225
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/25	11,070,696
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/26	5,349,150
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (c)	5.000	08/15/27	5,315,200
5,535	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	4,026,934
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/28	1,040,360

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.500%	08/01/30	$1,045,880
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.625	08/01/39	1,034,420
13,000	San Gorgonio Calif Mem Hlthcare Election 2006, Ser C	7.200	08/01/39	13,677,170
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	1,954,820
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,466,098
8,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (d)	6.400	12/01/41	6,407,179
1,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	848,440
3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000	09/01/36	3,717,980
13,300	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,343,433
10,750	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	694,020
21,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	804,510
52,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	566,475
17,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	169,050
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/33	1,359,154
4,400	Southern CA Logistics Arpt Auth, Southn CA Logistics Arpt	6.150	12/01/43	4,381,344
10,610	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (c)	5.000	08/01/29	10,759,071
4,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	2,081,600
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A1	5.500	06/01/45	6,964,600
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.000	06/01/37	11,200,200
23,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.125	06/01/46	15,104,575
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,281,232
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	879,600
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,232,400
535	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	526,504

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250%	10/01/28	$6,915,069
3,535	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	2,930,833
3,920	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	3,419,063
1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/31	858,706
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,450,646

				447,193,397

	Colorado 3.1%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,746,438
1,155	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,155,000) (a) (d)	6.250	12/01/18	1,116,504
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	870,790
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	774,614
1,815	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,571,348
1,810	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,631,063
3,500	Bromley Pk Metro Dist CO No 2, (Prerefunded @ 12/01/12)	8.050	12/01/32	4,294,045
2,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	2,453,740
4,410	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,440,241
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,322,416
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250	03/01/32	2,543,725
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	1,024,145
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	824,499
1,875	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj (d)	7.500	06/01/22	1,916,700
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	858,470
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	3,094,924
5,300	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	3,853,153
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,434,230
9,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	8,542,048
100	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	102,652

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$1,000	Confluence Metro Dist, CO Tax Supported Rev	5.400%	12/01/27	$710,330
4,200	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	2,780,652
5,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	3,469,830
2,940	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	2,038,655
5,000	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,070,150
1,330	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,202,958
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	852,360
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,729,412
3,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	2,520,630
3,000	Elk Valley, CO Pub Impt Pub Impt Fee, Ser A	7.350	09/01/31	2,725,470
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	6,142,488
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	905,889
1,750	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,277,605
2,605	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A (d)	6.875	02/01/12	2,582,024
3,605	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (d) (e) (k)	7.000	10/01/18	1,775,462
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (d) (k)	6.125	10/01/08	66,487
9,885	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	9,677,810
5,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	4,715,950
3,885	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	3,572,258
4,865	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (d)	5.900	10/01/37	3,861,351
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	5,636,854
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	4,033,587
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,764,380
1,000	Neu Towne, CO Metro Dist (d) (h)	7.250/1.800	12/01/34	319,310
2,740	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,658,649) (a)	7.250	12/15/31	3,073,924
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,364,558
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	823,092
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	4,837,242
6,160	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	6,945,585
1,715	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,075,733
1,000	Serenity Ridge, CO Metro Dist No 2 (d) (h)	7.500/3.750	12/01/34	449,100

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$46	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750%	12/01/22	$45,067
520	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	519,995
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,522,420
2,494	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	1,843,266
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	640,000
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	937,441
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	1,002,070

				146,927,140

	Connecticut 0.3%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	3,122,419
1,500	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	1,367,325
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,428,432
4,405	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,405,000) (a)	5.125	10/01/36	2,080,790
1,435	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B (d)	7.500	09/01/27	1,434,756
890	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $825,128) (a) (d)	7.200	12/01/18	904,854
2,418	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (d)	7.000	07/01/21	2,414,010

				14,752,586

	Delaware 0.1%
3,770	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (d)	6.250	06/01/28	3,054,718

	District of Columbia 1.4%
5,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	5,462,900
12,565	District of Columbia Income Tax Rev Rfdg, Ser B (c)	5.000	12/01/25	13,816,600
1,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	1,334,076
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,663,279
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	522,750
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	764,558
40,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (FSA Insd) (c)	5.000	10/01/36	39,011,448

				65,575,611

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 12.9%
$4,750	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875%	11/15/36	$3,845,837
10,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	8,032,185
6,085	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	3,318,455
7,285	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	5,625,841
9,045	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	8,422,342
3,040	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	2,981,693
940	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	713,817
1,895	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	1,637,242
1,670	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $1,630,889) (a)	5.800	10/01/26	1,399,460
2,355	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $2,322,195) (a)	5.900	10/01/36	1,841,634
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,787,780
5,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	4,712,700
8,940	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/36	7,924,863
1,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/33	2,121,641
1,865	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/39	2,007,672
9,900	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	8,610,030
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (c)	5.000	09/01/24	7,875,181
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (c)	5.000	09/01/25	8,207,574
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A (e)	7.875	05/01/38	2,408,900
3,500	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	3,297,035
3,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,523,115
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	1,976,075
3,115	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,819,947
3,645	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,673,285
5,840	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	5,863,126
8,415	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	3,889,161
1,190	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	549,935

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B (d)	5.125%	05/01/16	$1,076,890
4,950	Connerton West Cmnty Dev FL, Ser A (d)	5.375	05/01/37	2,064,595
1,980	Connerton West Cmnty Dev FL, Ser A (d)	5.950	05/01/36	1,258,250
4,160	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	4,103,050
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,646,590
5,420	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	5,550,297
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	4,943,472
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	8,698,145
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a)	6.375	05/01/35	6,386,000
11,575	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT) (d) (h)	6.500/2.250	01/01/39	6,857,724
4,610	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (d)	6.610	07/01/38	3,776,328
8,890	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (d)	6.600	07/01/38	7,288,822
11,210	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (d)	6.450	01/01/39	9,474,916
5,585	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (d)	6.610	07/01/38	3,721,006
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,452,263
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (d) (e)	5.250	05/01/39	1,477,841
4,900	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (d) (e)	5.100	05/01/14	2,376,696
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,971,327
210	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	161,045
1,925	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	901,035
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (d)	7.375	07/01/40	3,219,615
13,000	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	11,913,200
2,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac	8.000	08/15/32	2,219,360
10,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	8,800,680
6,450	Hillsborough Cnty, FL Indl Dev Tampa Electric Co Proj	5.500	10/01/23	6,533,785
1,775	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,054,598
2,840	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	1,772,444

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$11,800	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, 9/10/08 and 8/13/09, Cost $11,426,700) (a)	6.250%	09/01/27	$11,168,936
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,725,346
2,090	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,398,359
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (a)	6.375	01/01/43	2,004,007
5,775	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.200	05/01/15	1,907,078
9,320	Landmark at Doral Cmnty Dev, Ser A (e)	5.500	05/01/38	3,078,489
4,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	3,691,757
6,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	5,441,280
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	2,907,944
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	2,687,685
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	2,501,625
5,395	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (d)	6.750	09/01/28	4,160,192
2,760	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,770,709
100	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	94,063
5,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $4,823,445) (a)	6.750	11/15/29	4,639,100
16,975	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, 9/24/09 and 9/29/09 Cost $17,106,800) (a)	6.750	11/15/21	17,115,383
950	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	951,263
1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.700	11/15/19	1,006,600
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	3,153,878
14,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.250	10/01/33	14,266,550
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.500	10/01/24	2,604,525
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.500	10/01/25	3,103,710

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$10,645	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (c)	5.000%	07/01/30	$11,012,572
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (c)	5.250	05/01/26	5,285,350
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (c)	5.250	05/01/27	10,513,300
4,480	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	3,735,693
6,370	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	5,492,150
3,785	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	3,661,571
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,577,457
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,926,590
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,817,540
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	294,726
1,168	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,168,385
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,338,650
2,075	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,079,171
4,160	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	3,932,406
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,649,760
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,128,445
6,950	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	5,231,057
2,200	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	1,896,554
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,067,460
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,137,300
4,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	3,349,400
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,964,200
355	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	358,951
1,985	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,046,813

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$3,895	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250%	10/01/31	$3,837,860
815	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	803,044
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	216,773
815	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	803,044
330	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	325,159
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a)	7.000	10/01/25	2,614,371
1,270	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,270,000) (a)	7.000	10/01/15	1,311,008
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (h)	6.125/2.000	05/01/35	517,949
9,245	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,570,083
1,780	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	848,597
3,690	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,402,512
1,095	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,107,144
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,683,952
15,050	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	13,552,074
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,847,832
2,335	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	1,493,956
1,675	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	857,550
7,315	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $6,993,214) (a)	7.250	09/01/31	5,889,892
4,180	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	4,209,302
5,540	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	5,541,662
890	Poinciana West Cmnty Dev Dist	5.875	05/01/22	773,081
1,495	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,204,970
6,520	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,548,232
2,460	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	1,356,616
4,815	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	2,003,281
3,680	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	3,693,469
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	4,771,551
6,250	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	4,370,188

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,070	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000%	01/01/17	$2,122,951
5,950	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	3,304,571
2,770	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,560,643
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (f)	5.500	10/01/24	5,009,312
2,745	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,551,309
4,865	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,579,376
3,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	1,512,840
4,455	South Dade Venture Cmnty Dev	6.900	05/01/33	4,498,392
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	2,147,381
3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	3,997,916
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,379,880
2,915	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,785,991
4,815	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	5,258,991
815	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	843,525
1,665	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	975,357
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,921,075
1,305	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,021,658
13,440	Tampa Bay Wtr FL Util Sys Rev Rfdg & Impt, Ser A (NATL Insd)	6.000	10/01/29	15,869,146
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,642,360
10,040	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	7,894,251
10,570	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	6,682,037
1,105	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,098,094
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750	05/01/33	1,698,948
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	1,713,987
1,400	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	872,438
2,128	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $2,128,000) (a)	6.750	05/01/20	2,135,235
3,955	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A1	5.875	05/01/38	3,191,843
4,085	Venetian Isles, FL, Ser A	6.750	05/01/33	4,028,014
4,530	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,141,734
7,270	Village Cmnty Dev Dist No 8 FL Spl Assmt Rev	6.375	05/01/38	6,171,867

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,850	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750%	05/01/34	$2,088,484
2,645	Waterlefe Cmnty Dev Dist FL (d)	8.125	10/01/25	52,900
6,860	West Vlg Impt Dist FL Rev	5.500	05/01/38	3,559,037
1,940	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	950,406
7,825	World Comm Cmnty Dev Dist, Ser A (e)	6.500	05/01/36	3,154,179
1,845	World Comm Cmnty Dev Dist, Ser A1 (e)	6.250	05/01/22	768,443

				604,150,203

	Georgia 1.3%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	4,713,817
150	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	166,548
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,463,590
1,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,317,675
3,385	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	2,609,429
8,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.250	11/01/34	9,075,705
1,000	Cartersville, GA Dev Auth Waste & Wastewater Fac Rev Anheuser Busch Proj Rfdg (AMT)	5.950	02/01/32	1,002,640
3,395	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,403,046
5,165	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	4,320,058
4,810	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	3,595,234
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	2,017,925
2,930	Renaissance On Peachtree Unit Invt Tr Ctf GA Custody Ctf (d) (e)	6.000	10/01/25	1,558,467
3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150	03/01/15	3,267,054
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	982,340
5,000	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	4,018,300
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	922,585
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,581,380
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (d) (e)	6.000	10/01/25	11,002,352

				61,018,145

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii 1.1%
$5,000	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600%	07/01/33	$4,903,550
3,530	Hawaii St Dept Budget & Fin Spl Purp Rev 15 Craigside Proj, Ser A	9.000	11/15/44	3,741,623
8,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co-subsidiary	6.500	07/01/39	8,540,240
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,689,020
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,795,676
17,100	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	18,315,468
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	5,010,250

				50,995,827

	Idaho 0.1%
5,350	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $5,356,668) (a) (d) (e)	7.500	11/01/24	262,150
5,850	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (d)	6.125	11/15/37	4,781,965

				5,044,115

	Illinois 10.2%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj (d)	5.625	01/01/18	3,544,806
3,761	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj (d)	6.625	03/01/33	2,742,672
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,386,859
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	4,068,298
5,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	3,894,100
3,923	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	4,278,228
4,000	Bradley, IL Rev Tax Increment Bradley Common	6.100	01/01/27	3,486,040
70	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (i)	7.500	03/01/10	71,256
872	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	904,770
10,000	Chicago, IL Brd Ed Dedicated, Ser B (FSA Insd) (c)	5.000	12/01/25	10,401,700
3,000	Chicago, IL Brd Ed Rfdg, Ser A (FSA Insd)	5.500	12/01/31	3,411,690
13,050	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (c)	5.000	12/01/32	13,229,438
1,735	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	1,605,343
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	161,769

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (c)	5.000%	01/01/33	$14,138,460
32,500	Chicago, IL, Ser A (c)	5.250	01/01/33	33,272,525
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,807,880
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,629,040
780	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	780,780
20,000	Cook County, IL Cap Impt, Ser B (NATL Insd) (c)	5.000	11/15/29	20,520,000
4,901	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,627,475
4,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (d)	6.000	05/01/41	2,311,482
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (d)	5.375	03/01/16	1,384,750
3,000	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	3,328,800
2,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A (d)	5.875	11/15/29	1,414,100
2,960	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	2,197,978
4,860	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	3,614,771
5,040	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	3,742,502
3,250	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (d)	6.550	11/15/29	2,850,120
8,855	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (b)	5.950	08/15/26	8,661,695
575	Illinois Fin Auth Rev Bond Anticipation Note Greenfields, Ser A (f)	15.523	02/15/12	561,401
1,500	Illinois Fin Auth Rev Bd Antic Nt Tallgrass (d) (f)	17.539	02/15/12	1,454,640
3,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,785,890
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	2,129,005
10,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A (d)	6.125	05/15/38	5,021,700
10,450	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	7,852,443
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A (d)	6.000	05/15/25	1,004,340
1,360	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,340,783
27,500	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	25,435,850
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	3,911,490
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,360,505
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,286,840

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000%	05/15/34	$1,887,275
7,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/36	5,767,230
4,000	Illinois Fin Auth Rev IL Inst of Technology	7.125	02/01/34	4,184,200
2,640	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,140,037
4,500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	3,899,295
16,325	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	12,880,915
7,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	5,583,480
6,270	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	5,048,479
1,400	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (d)	7.625	09/15/28	1,284,542
2,100	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (d)	7.750	09/15/38	1,941,681
14,300	Illinois Fin Auth Rev Provena Hlth, Ser A	7.750	08/15/34	16,007,563
10,000	Illinois Fin Auth Rev Rfdg Roosevelt Univ Proj (j)	6.500	04/01/39	9,970,300
12,500	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	11,178,250
19,235	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	21,338,540
15,250	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	13,844,712
11,875	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	12,425,169
3,880	Illinois Fin Auth Rev Silver Cross & Med Ctrs	7.000	08/15/44	4,068,219
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,203,193
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	2,229,249
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	3,115,393
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,160,600
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	4,909,250
750	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	660,847
3,375	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	2,877,086
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003A (d) (e)	6.900	11/15/33	2,974,725
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,478,412
4,505	Illinois Hlth Fac Auth Rev Sherman Hlth Sys (AMBAC Insd)	5.250	08/01/17	4,451,571
5,894	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $6,765,566) (a)	8.800	06/15/18	5,954,233
20,300	Illinois St Toll Hwy Auth Rev, Ser B (c)	5.500	01/01/33	21,605,899

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250%	03/01/34	$1,422,642
1,375	Loves Pk, IL Rev Hoosier Care Proj, Ser A (d)	7.125	06/01/34	1,251,099
2,176	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,901,236
3,867	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,642,095
4,723	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	4,308,604
2,862	Minooka, IL Spl Assmt Impt Prairie Ridge Proj	6.875	03/01/33	2,346,411
2,106	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	2,291,054
2,967	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	2,340,429
2,228	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,751,765
3,685	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	2,862,434
2,258	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	2,009,914
3,800	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,000,472
4,968	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,821,949
3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,276,459
3,130	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,868,301
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,419,235
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	2,082,644
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	4,278,645
6,200	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	5,464,556
2,000	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (d)	6.000	01/01/26	1,006,100
5,697	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	5,444,794
2,728	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,728,000) (a) (d)	6.875	03/01/33	2,211,317
2,900	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	2,382,002
2,268	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,687,823
3,360	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,401,829

				478,158,368

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 1.1%
$1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375%	10/01/26	$1,648,185
880	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	880,906
5,000	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	4,730,000
1,000	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	5.375	03/01/19	1,016,090
10,535	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	10,599,158
1,500	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.250	03/01/25	1,566,645
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,813,505
2,245	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (d)	7.125	06/01/34	2,042,703
10,950	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (GTY AGMT: Federal Express Co) (AMT)	5.100	01/15/17	10,917,041
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A (d) (e)	7.250	07/01/33	1,869,000
1,943	Portage, IN Spl Impt Dist Rev Marina Shores Proj (d) (h)	6.375/3.188	03/01/35	1,001,539
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/10	161,527
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/11	115,376
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/12	102,909
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/13	95,291
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/14	84,870
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/15	78,599
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (d)	*	12/30/16	72,795
4,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.700	09/01/37	3,140,840
4,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.750	09/01/42	3,712,244
1,150	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.800	09/01/47	886,949
1,990	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj (d)	5.350	01/15/27	1,644,397

				49,180,569

	Iowa 0.7%
1,400	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	1,448,958
3,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	3,500,000

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$3,850	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/43	$3,817,044
2,515	Black Hawk Cnty, IA Hlthcare Fac Rev Westn Home Proj, Ser B	6.625	05/01/33	2,229,195
2,245	Des Moines, IA Sr Hsg Rev Luther Pk Apts Inc Proj	6.250	12/01/34	1,887,237
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	493,335
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	4,492,152
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,571,888
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	2,169,172
5,500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	4,403,850
1,500	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	1,233,990
3,480	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,593,052
4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300	04/01/37	3,576,661
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,211,113

				34,627,647

	Kansas 0.4%
500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj (j)	7.125	05/15/29	499,610
1,500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj (j)	7.250	05/15/39	1,485,525
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	1,078,200
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	902,500
4,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	3,697,515
3,000	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	3,251,730
6,160	Wichita, KS Hosp Rev Rfdg Fac Impt, Ser IIIA	5.000	11/15/34	6,090,577

				17,005,657

	Louisiana 1.3%
4,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	4,499,604
11,144	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	9,188,562
3,085	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj (d)	7.375	09/01/33	2,050,569

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$955	Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)	6.650%	01/01/25	$806,259
13,650	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (f)	6.375	12/01/34	11,612,465
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (d)	6.375	10/01/20	894,210
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (d)	6.375	10/01/28	791,060
11,220	Louisiana St Ctzns Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000	06/01/20	11,299,213
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,635,860
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,399,420
11,855	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	10,408,571
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,752,440

				59,338,233

	Maryland 2.0%
1,800	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,753,020
7,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	6,683,320
13,600	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	9,582,968
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,410,525
6,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	5,010,000
400	Maryland St Cmnty Dev Admin Residential, Ser B (AMT)	5.450	09/01/32	400,664
6,400	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,321,984
1,375	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,238,696
2,780	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	3,094,919
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	3,015,550
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,184,260
1,300	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	898,378
3,320	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	2,680,734
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (c)	5.250	05/15/46	20,897,738

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500%	07/01/42	$6,215,625
11,495	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	11,618,916
3,635	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $3,635,000) (a) (d)	6.400	09/01/28	2,412,331
1,300	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,297,244
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,611,320
4,000	Salisbury, MD Spl Oblig Vlg at Aydelotte Farm Proj	5.250	01/01/37	2,440,480
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	887,620
1,250	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	1,063,175

				94,719,467

	Massachusetts 4.1%
1,910	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,858,143
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	4,016,267
1,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A (j)	7.750	06/01/39	977,920
2,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.875	06/01/44	1,961,200
14,100	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1 (j)	7.250	06/01/16	14,092,809
19,285	Massachusetts St Cons Ln Ser C (c)	5.000	07/01/34	20,173,653
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,628,775
2,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	2,714,625
5,815	Massachusetts St Dev Fin Agy Criterion Child Enrichment (d)	6.750	01/01/34	5,181,456
635	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (d)	6.250	12/01/13	612,102
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (d)	6.750	12/01/33	6,435,546
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	1,977,320
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	740,002
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	593,804

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$115	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (i)	7.500%	07/01/10	$119,778
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,534,525
655	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	622,971
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,236,111
1,590	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,818,197
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	3,865,508
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,331,085
4,380	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (d)	6.375	07/01/29	3,907,967
4,630	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	3,602,325
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	952,064
1,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,080,934
2,265	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C	7.750	07/01/30	2,368,193
4,450	Massachusetts St Dev Fin Agy Rev New England Ctr For Children	6.000	11/01/19	4,159,371
6,111	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (d) (e)	5.750	10/01/31	611
3,850	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	4,241,083
2,815	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,654,151
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	734,897
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,353,100
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,932,128
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750	07/01/16	5,233,700
9,730	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	8,763,130
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,620,853
23,660	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser A (c)	5.500	11/15/36	26,281,291

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250%	10/01/23	$3,028,646
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	1,150,010
4,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	4,262,460
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	5,930,582
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	890,600
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,544,303
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	5,506,382
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	4,367,350
75	Massachusetts St Hlth & Ed Partn Hlthcare Sys, Ser C	5.750	07/01/32	77,057
6,760	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	5,517,850
460	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	450,579
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,644,720
995	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	995,119

				192,743,253

	Michigan 2.6%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,744,660
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,589,413
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	1,001,080
3,715	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	3,499,121
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,797,660
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,541,677
3,800	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	3,470,008
5,900	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	5,206,868
16,900	Detroit, MI Sew Disp Rev Sr Lien, Ser B (FSA Insd)	7.500	07/01/33	19,958,393

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$12,855	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000%	07/01/20	$11,876,992
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,413,653
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/33	2,680,020
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	2,951,788
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,530,997
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,153,960
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,616,393
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,760,996
1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125	05/15/37	850,812
5,000	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.875	11/15/34	5,888,200
9,000	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	7,703,280
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	3,001,200
12,150	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250	06/01/14	12,860,897
4,140	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	3,935,070
2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,174,619
3,405	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,971,271
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (d) (e)	6.000	08/01/23	450
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	2,928,420
6,500	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (d) (h)	7.500/3.750	04/01/33	3,281,330
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (d) (h)	7.875/3.938	04/01/22	1,844,645
7,500	Western Michigan Univ Rev Gen (FSA Insd) (c)	5.000	11/15/28	7,852,650

				123,086,523

	Minnesota 3.8%
5,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	5,455,050
3,480	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	2,830,667

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900%	11/01/37	$1,705,760
5,075	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	5,581,434
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,451,898
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,668,880
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	2,237,887
2,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	1,767,380
1,220	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	1,271,142
2,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,348,460
2,700	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	2,266,056
3,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	2,930,410
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,728,680
4,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	3,931,875
1,365	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	11/01/22	1,167,457
11,200	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	10,453,520
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	758,654
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,285,545
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,573,450
5,630	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	5,707,413
1,500	Falcon Heights, MN Lease Rev Kaleidoscope Charter Sch, Ser A	6.000	11/01/37	1,210,335
2,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,755,225
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,688,340
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	776,470
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,496,480

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875%	12/01/29	$803,528
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	4,740,255
4,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	3,614,128
275	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	274,981
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,258,369
2,050	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	5.875	11/15/18	1,914,085
4,950	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	6.000	11/15/28	4,406,045
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,090,263
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	998,656
3,500	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	2,910,425
2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	1,900,170
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	4,731,800
2,500	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	2,137,450
2,000	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,813,780
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,438,849
7,500	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	6,213,750
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,294,399
2,000	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT) (d)	7.450	10/01/32	1,708,120
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	3,143,880
2,420	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	2,231,893
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	6,231,680
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	2,193,665
6,300	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	5,728,023
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,473,925

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000%	12/01/32	$1,514,608
1,900	Saint Paul, MN Hsg & Redev Auth LSE Rev Higher Ground Academy Proj	8.500	12/01/38	1,988,673
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (d)	7.250	11/01/26	4,044,159
3,600	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	2,870,208
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,527,320
2,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	2,188,360
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,597,354
1,000	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	910,270
7,000	Sauk Rapids, MN Hlth Care & Hsg Fac Rev Good Shepherd Lutheran Home	7.500	01/01/39	7,180,880
4,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,281,520
4,510	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	4,200,253
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,493,844
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	3,940,290
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	4,287,091
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,404,673

				179,730,090

	Mississippi 0.7%
990	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250	07/01/34	798,999
4,000	Mississippi Business Fin Corp Gulf Opportunity Zone Rev, Ser A	5.000	05/01/37	3,855,360
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,873,985
4,350	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,827,913
4,600	Mississippi Home Corp Rev Cleveland Pers Care, Ser 6A (AMT)	6.250	12/01/35	3,453,542
3,975	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (d)	6.250	04/01/37	2,571,785
5,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (d)	6.800	11/01/37	3,000,000

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi (Continued)
$2,465	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250%	12/01/31	$2,191,262
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	966,510
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,865,140

				30,404,496

	Missouri 2.5%
1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000	05/01/22	963,860
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	4,321,455
1,000	Arnold, MO Real Ppty Tax Arnold Triangle Redev Proj, Ser A	7.750	05/01/28	1,048,380
4,500	Arnold, MO Sales Tax Increment Rev Arnold Triangle Redev Proj, Ser B	6.500	05/01/20	4,607,550
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,448,728
23,850	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	15,338,173
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,517,840
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	230,307
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,464
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,253,670
10,255	Carthage, MO Hosp Rev	6.000	04/01/38	8,109,654
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,093,480
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,637,204
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	2,158,457
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (d)	6.200	06/01/29	2,406,052
965	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	1,079,063
3,640	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	4,124,666
975	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (d)	5.000	04/01/17	891,706
3,450	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	3,127,011

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500%	02/15/29	$2,906,400
1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750	02/15/35	1,416,150
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	981,880
1,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	880,860
4,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	3,380,840
351	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (d)	6.950	04/15/15	348,487
1,442	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (d)	7.250	10/15/38	1,277,525
180	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/12	184,696
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/22	970,754
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (d)	7.550	06/15/35	3,187,671
2,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	1,849,120
898	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (d)	6.450	05/01/40	719,909
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	1,006,720
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,501,470
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,307,634
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,577,150
2,745	Osage Beach, MO Tax Increment Prewitts Point Proj (d)	6.750	05/01/23	2,528,969
5,200	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	4,821,908
4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	5,520,368
2,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res For Srs, Ser A	6.375	12/01/30	1,702,400
4,400	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res For Srs, Ser A	6.375	12/01/41	3,633,520
225	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	231,622

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$5,225	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99 and 9/02/09 Cost $4,783,469) (a)	6.500%	12/01/28	$4,947,500
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,659,200

				117,933,473

	Nevada 1.9%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,607,600
5,100	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500	12/01/27	4,742,898
1,905	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,832,953
2,625	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,470,834
2,500	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser B (AMT)	5.900	10/01/30	2,373,500
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	10,291,890
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (c)	5.000	06/15/24	25,797,462
5,600	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (d) (e)	7.375	01/01/40	47,600
920	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	854,928
3,255	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	3,050,293
3,600	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	1,439,892
1,355	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,058,296
8,100	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	9,075,969
250	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	254,105
2,795	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	2,012,931
4,315	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	3,938,128
3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.500	06/15/20	3,479,774
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.750	06/15/28	11,987,080

				87,316,133

	New Hampshire 0.4%
4,000	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (d)	6.125	03/01/19	3,740,760
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,696,049
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,579,577
4,600	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	4,431,594

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (Continued)
$1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500%	07/01/25	$1,002,007
1,150	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	1,066,269
1,855	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,815,319) (a) (d)	7.750	06/01/14	1,827,824
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	3,201,120
2,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875	10/01/39	1,964,920
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,080

				20,650,200

	New Jersey 2.8%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,802,360
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,821,580
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	3,259,940
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	5,254,452
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	2,150,044
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	652,698
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,293,000
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,687,720
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,397,250
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	3,912,300
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,169,740
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,082,580
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,560,557
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	3,854,520
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,430,655
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,368,765

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250%	11/01/20	$1,443,031
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A (d)	7.500	04/01/15	852,168
1,190	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (d)	6.125	06/01/18	1,017,462
655	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (d)	6.750	07/01/19	587,116
2,000	New Jersey Econ Dev Auth Rev Rfdg First Mtg Winchester, Ser A	5.800	11/01/31	1,951,460
4,895	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	4,184,687
7,615	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	6,796,844
21,565	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	17,954,803
4,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	3,438,760
4,385	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A (Prerefunded @ 7/01/13)	5.750	07/01/23	5,015,870
370	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj	7.750	07/01/10	369,023
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	4,387,450
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	892,710
324	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.000	07/01/13	32
430	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.500	07/01/23	43
2,509	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.625	07/01/36	251
875	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (d)	7.250	07/01/14	859,609
7,910	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	7,834,301
1,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	821,670
9,475	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	8,513,382
4,000	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/29	2,980,520
28,565	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	18,734,927

				133,334,280

	New Mexico 0.4%
1,300	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F (d)	7.250	10/15/22	1,306,136
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,178,763

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (Continued)
$3,597	New Mexico Hsg Auth Region III Sr Brentwood Gardens Apt, Ser A (AMT) (d)	6.850%	12/01/31	$3,187,805
2,175	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (d)	7.500	12/01/30	2,184,222
2,500	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized) (d)	7.125	12/15/27	2,406,325
3,170	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (d)	7.250	12/01/31	2,915,005
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	3,047,363
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	626,490

				16,852,109

	New York 5.4%
2,270	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (d)	7.000	06/15/36	2,142,471
195	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (i)	7.750	11/15/10	207,930
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,081,300
4,760	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	3,889,396
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,193,123
3,180	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	3,106,796
4,195	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A	6.875	05/01/33	3,924,003
805	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A (Prerefunded @ 5/01/13)	6.875	05/01/33	948,596
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,892,040
565	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	607,872
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,721,081
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	903,800
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,554,613
25,500	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	22,512,675
12,550	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	10,813,206
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,558,910

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000%	01/01/33	$2,491,583
34,900	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	34,600,907
21,260	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	19,886,817
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,295,500
5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/26	4,961,600
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	7,203,450
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a) (d) (e)	6.125	02/15/19	25
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	1,956,381
7,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	6,455,471
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	10,195,748
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,492,775
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,689,413
4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500	07/01/23	4,003,640
15,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/30	15,862,650
14,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/34	14,439,180
15,000	New York St Urban Dev Corp Rev St Pers Income Tax, Ser B-1 (c)	5.000	03/15/36	15,357,300
1,380	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,380,000
1,250	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	1,075,850
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,417,126
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,545,960
125	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	125,301
9,555	Port Auth NY & NJ Cons 144th (c)	5.000	10/01/35	9,770,847
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (f)	5.000	12/01/23	825,410

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (f)	5.500%	01/01/37	$2,399,460
985	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	865,923
905	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	928,946
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,037,520
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	3,098,840
4,345	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	4,088,949
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,340,132
2,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	2,172,759
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,645,188
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	4,624,500
2,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	2,122,160

				255,415,123

	North Carolina 1.1%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	982,310
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (c)	5.250	10/01/28	5,299,404
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (c)	5.250	10/01/36	8,096,320
5,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser B	5.000	01/01/26	5,117,100
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,124,710
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	6,137,448
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,416,790
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,719,075
5,005	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	3,663,910
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,347,465

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (Continued)
$6,755	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250%	01/01/32	$4,824,151

				52,728,683

	North Dakota 0.3%
2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg (d)	6.100	10/01/23	1,910,076
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	382,709
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	559,291
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,501,681
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,164,513
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,729,608
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	2,063,970
4,150	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	2,987,544

				12,299,392

	Ohio 3.1%
13,255	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (d)	6.500	09/01/36	9,845,814
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,475,010
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	3,973,680
7,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	7,126,970
26,045	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	22,147,626
2,270	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	1,982,255
21,870	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	17,129,240
15,185	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	10,816,124
17,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	13,943,614
17,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	15,075,738
1,000	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	5.750	11/01/22	949,270
2,550	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	2,152,812

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350%	12/01/31	$5,001,500
1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	1,133,715
3,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	2,464,470
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	2,923,800
2,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	2,161,750
3,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,050,130
4,000	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	3,249,320
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (d) (e)	7.750	10/01/21	897,736
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,012,240
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	504,540
3,000	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (d)	6.200	12/01/31	2,289,270
5,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	5,300,600
876	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	724,855
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,470,700
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,392,330
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,510,999
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,764,000

				143,470,108

	Oklahoma 0.6%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	2,908,483
4,000	Chickasaw Nation, OK Hlth Sys (f)	6.250	12/01/32	3,942,440
1,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	1,431,853
1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600	04/01/30	2,038,556
3,850	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	3,095,169
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	3,075,835
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	6,390,467

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (Continued)
$5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375%	07/01/21	$5,120,050
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	505,860

				28,508,713

	Oregon 0.8%
870	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (d)	6.000	08/01/14	871,888
4,000	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (d)	6.875	08/01/28	3,658,840
1,600	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (d)	7.500	09/01/27	1,560,736
7,720	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	7,179,446
7,300	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03 and 11/17/03, Cost $7,139,865) (a)	6.500	12/01/29	7,359,714
3,443	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT) (d)	7.250	06/01/28	3,176,705
3,000	Warm Springs Reservation, OR Confederated Tribes Pelton Round Butte Tribal, Ser B	6.375	11/01/33	3,000,450
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	12,091,627

				38,899,406

	Pennsylvania 4.0%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	951,930
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,842,460
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	5,293,210
26,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	18,914,110
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625	05/01/20	1,026,170
6,520	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	5,660,729
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,360,644
3,440	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	2,716,912
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	3,846,046
4,600	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	3,841,460
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	1,000,860

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200%	05/01/19	$853,848
2,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,733,380
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,003,190
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,305,575
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,631,262
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,593,404
4,050	Chester Cnty, PA Indl Dev Auth Wtr Fac Rev Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	02/01/40	3,781,323
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (e)	6.000	01/15/25	2,668,240
5,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	4,288,020
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,050,750
1,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	1,241,205
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,606,431
6,450	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	5,759,269
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	3,948,846
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	2,197,602
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,717,106
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc (d)	7.750	11/01/33	3,003,690
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A (d)	6.000	12/15/23	2,769,660
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (d)	6.000	11/01/18	2,258,610
6,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (d)	6.000	11/01/23	4,037,884
1,655	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	1,442,415
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	3,058,560
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	3,534,357

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$451	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.000%	12/01/10	$451,442
2,890	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,892,428
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,085,850
15,255	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	10,768,352
1,850	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (d)	7.750	09/01/14	1,852,997
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,600,864
2,145	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (d)	7.125	10/01/29	2,038,415
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,925,375
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	1,010,500
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,717,390
1,529	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy,Ser A (AMT)	6.750	12/01/36	1,513,634
14,090	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	13,948,396
9,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	8,909,550
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A	6.000	01/15/31	1,613,985
2,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	1,887,220
985	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	986,202
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	2,103,478
5,485	Philadelphia, PA Auth For Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,402,236
8,500	Philadelphia, PA Auth For Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	7,905,765
560	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (d)	6.125	01/01/13	536,558
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (d)	7.250	01/01/21	3,875,080
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	4,012,115

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$2,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000%	11/15/23	$2,707,975

				188,684,965

	Rhode Island 0.1%
2,000	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,785,780
1,345	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,342,122

				3,127,902

	South Carolina 1.7%
2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	2,390,459
2,430	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $2,430,000) (a)	5.750	12/01/37	971,344
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,772,286
1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375	08/15/27	1,948,506
10,995	Piedmont Muni Pwr Agy SC Elec Rev (BHAC Insd)	5.375	01/01/25	12,803,568
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	7,007,210
105	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (i)	6.750	11/15/10	110,837
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	543,780
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	584,818
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	1,999,300
19,700	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	19,993,727
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	5,138,850
8,885	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/36	8,729,601
2,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	1,936,280
1,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	934,392
1,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,195,831
5,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	3,405,800

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375%	08/01/34	$4,719,091

				78,185,680

	South Dakota 0.4%
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,380,862
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,627,120
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,740,093
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	4,780,937
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	2,277,795
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	2,030,665
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,783,033

				20,620,505

	Tennessee 1.8%
1,200	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,191,504
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	948,630
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	8,025,622
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,680,350
7,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	7,952,490
3,950	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	3,672,552
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	7,229,040
2,235	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700	11/01/37	1,832,834
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	4,060,129
1,900	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,734,244
12,300	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	11,440,107
6,265	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (c)	6.500	09/01/21	7,195,227

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$3,735	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (c)	6.500%	09/01/21	$4,289,573
1,425	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,381,381
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,379,025
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,121,855
10,200	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	10,513,548

				85,648,111

	Texas 9.4%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	1,165,344
3,775	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	3,153,522
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,821,300
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	4,393,550
9,110	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	8,719,910
7,515	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	4,326,536
1,700	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,572,993
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (f)	5.750	01/01/34	5,364,660
1,935	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (h)	6.750/3.375	04/01/27	1,297,224
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	848,872
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,136,270
3,280	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (d)	7.000	01/01/39	2,820,505
20,000	Bexar Cnty, TX Oblig, Ser A (c)	5.000	06/15/33	20,643,200
1,295	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (b)	5.375	04/01/19	1,306,655
12,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (b)	5.950	05/15/33	11,850,240
6,000	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	6,164,760
3,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (NATL Insd) (AMT)	6.000	11/01/32	3,001,560
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.250	11/01/28	4,003,440

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$8,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000%	09/01/25	$7,812,720
5,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	4,862,350
920	Grand Prairie, TX Hsg Fin Corp (d)	7.500	07/01/17	769,929
1,000	Grand Prairie, TX Hsg Fin Corp (d)	7.625	01/01/20	796,710
7,390	Grand Prairie, TX Hsg Fin Corp (d)	7.750	01/01/34	5,236,184
1,975	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,653,964
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,197,975
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,109,351
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	793,806
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,101,846
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,405,477
6,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	6,616,415
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	979,671
3,155	HFDC Cent TX Inc Retirement Fac Rev, Ser A	5.750	11/01/36	2,453,580
4,300	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/27	3,497,233
9,800	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	7,070,210
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	6,857,379
4,500	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/29	4,492,485
12,750	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/44	12,442,215
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,330,485
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,735,360
6,580	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/23	7,004,805
3,670	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/24	3,885,135
6,800	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/25	7,158,496
3,000	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/26	3,140,580
3,310	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	2,551,381
3,980	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	3,625,143
13,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	11,827,510

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375%	07/01/22	$1,050,984
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	611,710
3,980	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,319,400
7,225	La Vernia, TX Higher Ed Fin Corp Ed Rev Kipp Inc, Ser A (GTY AGMT)	6.375	08/15/44	7,231,864
23,200	Lone Star College Sys TX (c)	5.000	08/15/34	23,946,112
2,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	2,234,300
10,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	8,732,700
3,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	3,075,765
13,835	Matagorda Cnty, TX Nav Dist No1 Pollutn Ctl Rev Rfdg-Aep TX (AMBAC Insd)	4.400	05/01/30	11,577,681
8,460	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	6,822,821
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,025,030
500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	505,140
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,363,500
2,000	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (a)	6.200	11/15/29	1,770,600
2,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	2,245,400
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	5,301,050
7,000	North TX Twy Auth Rev First Tier Rfdg, Ser C	5.250	01/01/44	6,679,820
5,000	North TX Twy Auth Rev First Tier, Ser A	6.250	01/01/39	5,239,550
3,505	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow (d)	8.000	03/01/28	3,041,639
4,000	Pharr, TX Higher Ed Fin Auth Ed Rev Idea Pub Sch, Ser A (j)	6.500	08/15/39	4,002,360
3,500	Sabine River Auth TX Pollutn Ctl Rev TXU Elec Co Proj Rfdg, Ser B (AMT) (b)	5.750	05/01/30	3,124,870
23,260	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000	07/15/39	19,425,589
8,650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.375	11/15/44	8,492,916

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125%	05/15/37	$3,291,040
20,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-1	7.500	11/15/16	20,248,200
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-2	6.500	11/15/14	4,999,800
1,975	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,950,471) (a)	7.000	12/01/34	1,798,316
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,138,370
4,375	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	4,980,369
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (c)	5.000	07/15/25	16,124,700
6,200	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	5,648,324
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,993,593
7,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	6,740,370
5,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp Rfdg	5.000	07/01/33	4,148,200
10,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/29	11,565,900
15,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/34	17,157,900
7,390	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	6,526,109
4,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (d)	7.500	12/01/29	4,435,920

				442,616,848

	Utah 0.5%
1,396	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,409,388
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d) (e) (k)	7.600	09/01/06	18,750
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d) (e) (k)	7.800	09/01/15	37,500
15,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700	11/01/26	15,356,094
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	4,606,200
2,255	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (d)	6.875	07/01/27	2,038,092

				23,466,024

	Vermont 0.2%
2,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	1,627,360

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont (Continued)
$1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375%	06/15/22	$1,237,884
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	2,006,295
105	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	105,051
1,925	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,957,148
1,260	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,218,092

				8,151,830

	Virginia 1.9%
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,779,000
495	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	447,153
2,211	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	1,849,126
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	8,604,100
1,461	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,223,734
7,986	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	6,269,250
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	3,621,700
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,578,980
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	3,020,325
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,168,120
2,385	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,221,413
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,413,250
4,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	2,945,250
4,750	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	3,241,780
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	908,605
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	4,851,548
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	1,213,260
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,858,100
500	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.000	01/01/25	445,715

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (Continued)
$1,950	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.125%	01/01/35	$1,598,356
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	3,531,452
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	2,104,014
5,050	Richmond, VA Redev & Hsg Auth Multi-Family Rev Rfdg, Ser A	6.250	12/15/21	4,402,842
7,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (d)	6.300	07/01/35	1,453,900
1,652	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,569,450
3,918	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,658,472
8,300	Virginia Small Business Fin Auth Rev Hampton Rds Proton (Acquired 8/07/09, Cost $8,089,014) (a)	9.000	07/01/39	8,576,473
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,688,300

				88,243,668

	Washington 2.0%
6,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	4,984,680
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,892,020
11,625	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.250	12/01/38	11,972,355
410	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.000	12/01/11	430,053
400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.250	12/01/15	427,272
12,010	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	10,608,794
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	2,034,060
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	1,001,760
2,065	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,088,892
8,315	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	8,129,825
3,415	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	3,334,133
6,300	Washington St Hlth Care Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	6,926,220
8,145	Washington St Hlth Care Fac Auth Rev WA Ctrl WA Hlth Svc	7.000	07/01/39	8,585,970
15,100	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $15,100,000) (a)	6.200	01/01/36	12,864,898
6,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	4,526,017
12,915	Washington St Purp, Ser E (c)	5.000	02/01/29	13,820,858

				93,627,807

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 0.6%
$8,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500%	10/15/37	$7,241,272
8,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	7,592,285
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	13,454,700

				28,288,257

	Wisconsin 1.1%
4,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	3,679,779
3,685	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	3,205,139
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,039,014
4,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	3,875,600
2,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	1,940,600
1,000	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	914,090
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,653,716
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,591,133
1,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,268,138
7,930	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	6,754,060
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Saint Johns Cmntys Inc, Ser A	7.625	09/15/39	1,018,240
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	1,037,017
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	2,098,259
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	288,706
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	1,987,520
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmntys Inc, Ser C-1	6.400	09/15/15	1,982,640
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,129,836
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	941,020
1,045	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	1,026,221
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,153,789

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$2,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500%	05/01/32	$2,740,308
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	334,518
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,114,020
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A	6.250	04/01/34	2,160,248
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm For the Aging	5.700	03/01/28	2,312,173

				53,245,784

	Wyoming 0.1%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,807,920
2,100	Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr	6.750	12/01/22	2,100,000

				3,907,920

	Puerto Rico 0.6%
5,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/32	4,648,150
16,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	14,658,560
4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	3,832,880
5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500	07/01/26	4,333,750

				27,473,340

	Virgin Islands 0.2%
10,800	Virgin Islands Pub Fin Auth Rev Matching Fdg Ln-Diago, Ser A	6.750	10/01/37	11,353,932

Total Long-Term Investments 106.6% (Cost $5,356,739,511)				5,001,525,779

Total Short-Term Investments 0.4% (Cost $21,600,000)				21,600,000

Total Investments 107.0% (Cost $5,378,339,511)				5,023,125,779

Liability for Floating Rate Note Obligations Related to Securities Held (8.1%) (Cost ($380,335,000))
(380,335)	Notes with interest rates ranging from 0.25% to 0.47% at November 30, 2009 and contractual maturities of collateral ranging from 2021 to 2046 (l) (See Note 1(H) in the Notes to Financial Statements)			(380,335,000)

Total Net Investments 98.9% (Cost $4,998,004,511)				4,642,790,779

Other Assets in Excess of Liabilities 1.1%				49,583,453

Net Assets 100.0%				$4,692,374,232

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.8% of net assets.

(b)	Variable Rate Coupon

(c)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(H) in the Notes to Financial Statements for further information.

(d)	Security has been deemed illiquid.

(e)	Non-income producing security.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(h)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(i)	Escrowed to Maturity

(j)	Security purchased on a when-issued or delayed delivery basis.

(k)	This borrower is currently in liquidation.

(l)	Floating Rate Notes. The interest rates shown reflect the rates in effect at November 30, 2009.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
GTY AGMT—Guarantee Agreement
LOC—Letter of Credit
NATL—National Public Finance Guarantee Corp.
Syncora—Syncora Guaranteed Limited

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  November 30, 2009  continued

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds Issued by the States of the United States and Political Subdivisions of the United States	$—	$5,012,123,427	$11,002,352	$5,023,125,779

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Municipal Bonds Issued by the
States of the United States
and Political Subdivisions
of the United States

Balance as of 12/01/08	$-0-
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	-0-
Change in Unrealized Appreciation/Depreciation	(3,327,182)
Net Purchases/Sales	-0-
Net Transfers in and/or out of Level 3	14,329,534

Balance as of 11/30/09	11,002,352

Net change in Unrealized Appreciation/Depreciation from Investments still held as of 11/30/09	(3,327,182)

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements

Statement of Assets and Liabilities
November 30, 2009

Assets:
Total Investments (Cost $5,378,339,511)	$5,023,125,779
Cash	182,216
Receivables:
Interest	98,125,274
Fund Shares Sold	12,158,275
Investments Sold	8,487,717
Other	399,761

Total Assets	5,142,479,022

Liabilities:
Floating Rate Note Obligations	380,335,000
Payables:
Investments Purchased	46,937,550
Fund Shares Repurchased	12,116,327
Income Distributions	5,426,352
Investment Advisory Fee	1,954,870
Distributor and Affiliates	1,785,583
Trustees’ Deferred Compensation and Retirement Plans	450,209
Accrued Expenses	1,098,899

Total Liabilities	450,104,790

Net Assets	$4,692,374,232

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$5,390,934,847
Accumulated Undistributed Net Investment Income	6,938,549
Accumulated Net Realized Loss	(350,285,432)
Net Unrealized Depreciation	(355,213,732)

Net Assets	$4,692,374,232

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $3,294,546,624 and 363,165,743 shares of beneficial interest issued and outstanding)	$9.07
Maximum sales charge (4.75%* of offering price)	0.45

Maximum offering price to public	$9.52

Class B Shares:
Net asset value and offering price per share (Based on net assets of $316,093,741 and 34,854,970 shares of beneficial interest issued and outstanding)	$9.07

Class C Shares:
Net asset value and offering price per share (Based on net assets of $799,982,302 and 88,351,326 shares of beneficial interest issued and outstanding)	$9.05

Class I Shares:
Net asset value and offering price per share (Based on net assets of $281,751,565 and 30,991,148 shares of beneficial interest issued and outstanding)	$9.09

*	On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statement of Operations
For the Year Ended November 30, 2009

Investment Income:
Interest	$307,189,202

Expenses:
Investment Advisory Fee	20,014,560
Distribution (12b-1) and Service Fees
Class A	7,128,523
Class B	3,110,970
Class C	6,413,074
Interest and Residual Trust Expenses	3,741,510
Transfer Agent Fees	2,131,050
Accounting and Administrative Expenses	773,244
Reports to Shareholders	497,029
Professional Fees	247,008
Custody	176,032
Registration Fees	174,494
Trustees’ Fees and Related Expenses	103,538
Other	114,737

Total Expenses	44,625,769
Less Credits Earned on Cash Balances	2,106

Net Expenses	44,623,663

Net Investment Income	$262,565,539

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(153,089,523)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(954,022,179)
End of the Period	(355,213,732)

Net Unrealized Appreciation During the Period	598,808,447

Net Realized and Unrealized Gain	$445,718,924

Net Increase in Net Assets From Operations	$708,284,463

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statements of Changes in Net Assets

	For The	For The
	Year Ended	Year Ended
	November 30, 2009	November 30, 2008

From Investment Activities:
Operations:
Net Investment Income	$262,565,539	$249,814,879
Net Realized Loss	(153,089,523)	(93,723,772)
Net Unrealized Appreciation/Depreciation During the Period	598,808,447	(1,019,420,054)

Change in Net Assets from Operations	708,284,463	(863,328,947)

Distributions from Net Investment Income:
Class A Shares	(199,030,179)	(182,379,785)
Class B Shares	(19,540,444)	(21,700,464)
Class C Shares	(39,960,573)	(33,897,847)
Class I Shares	(7,612,488)	(1,249,594)

Total Distributions	(266,143,684)	(239,227,690)

Net Change in Net Assets from Investment Activities	442,140,779	(1,102,556,637)

From Capital Transactions:
Proceeds from Shares Sold	1,481,789,989	1,393,628,216
Net Asset Value of Shares Issued Through Dividend Reinvestment	205,325,119	180,005,906
Cost of Shares Repurchased	(1,069,838,515)	(1,187,330,061)

Net Change in Net Assets from Capital Transactions	617,276,593	386,304,061

Total Increase/Decrease in Net Assets	1,059,417,372	(716,252,576)
Net Assets:
Beginning of the Period	3,632,956,860	4,349,209,436

End of the Period (Including accumulated undistributed net investment income of $6,938,549 and $11,547,847, respectively)	$4,692,374,232	$3,632,956,860

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class A Shares	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$8.15		$10.61	$11.24	$10.82		$10.59

Net Investment Income	0.58	(a)	0.59 (a)	0.58 (a)	0.60	(a)	0.60
Net Realized and Unrealized Gain/Loss	0.92		(2.48)	(0.64)	0.41		0.24

Total from Investment Operations	1.50		(1.89)	(0.06)	1.01		0.84
Less:
Distributions from Net Investment Income	0.58		0.57	0.57	0.59		0.61

Net Asset Value, End of the Period	$9.07		$8.15	$10.61	$11.24		$10.82

Total Return (b)	19.33%		–18.57%	–0.57%	9.63%		8.05%
Net Assets at End of the Period (In millions)	$3,294.5		$2,662.9	$3,185.0	$3,217.6		$3,133.6
Ratio of Expenses to Average Net Assets	0.97%		1.21%	1.55%	1.37%		1.09%
Ratio of Net Investment Income to Average Net Assets	6.90%		5.96%	5.23%	5.44%		5.58%
Portfolio Turnover	16%		49%	26%	27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.87%		0.86%	0.84%	0.85%		0.85%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class B Shares	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$8.15		$10.61	$11.24	$10.82		$10.59

Net Investment Income	0.51	(a)	0.52 (a)	0.49 (a)	0.52	(a)	0.52
Net Realized and Unrealized Gain/Loss	0.93		(2.49)	(0.63)	0.41		0.24

Total from Investment Operations	1.44		(1.97)	(0.14)	0.93		0.76
Less:
Distributions from Net Investment Income	0.52		0.49	0.49	0.51		0.53

Net Asset Value, End of the Period	$9.07		$8.15	$10.61	$11.24		$10.82

Total Return (b)	18.46%		–19.21%	–1.32%	8.81%		7.26%
Net Assets at End of the Period (In millions)	$316.1		$329.8	$505.8	$632.1		$679.9
Ratio of Expenses to Average Net Assets	1.72%		1.96%	2.30%	2.12%		1.84%
Ratio of Net Investment Income to Average Net Assets	6.15%		5.19%	4.48%	4.69%		4.83%
Portfolio Turnover	16%		49%	26%	27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.62%		1.61%	1.59%	1.60%		1.60%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Year Ended November 30,
Class C Shares	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$8.14		$10.60	$11.22		$10.81		$10.58

Net Investment Income	0.51	(a)	0.51 (a)	0.49	(a)	0.52	(a)	0.52
Net Realized and Unrealized Gain/Loss	0.92		(2.48)	(0.62)		0.40		0.24

Total from Investment Operations	1.43		(1.97)	(0.13)		0.92		0.76
Less:
Distributions from Net Investment Income	0.52		0.49	0.49		0.51		0.53

Net Asset Value, End of the Period	$9.05		$8.14	$10.60		$11.22		$10.81

Total Return (b)	18.36%		–19.22%	–1.22%	(c)	8.73%	(c)	7.27%
Net Assets at End of the Period (In millions)	$800.0		$584.8	$656.9		$654.2		$661.7
Ratio of Expenses to Average Net Assets	1.72%		1.96%	2.29%	(c)	2.11%	(c)	1.84%
Ratio of Net Investment Income to Average Net Assets	6.09%		5.22%	4.50%	(c)	4.70%	(c)	4.83%
Portfolio Turnover	16%		49%	26%		27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.62%		1.61%	1.58%	(c)	1.59%	(c)	1.60%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

				March 1, 2006
				(Commencement
	Year Ended November 30,			of Operations) to
Class I Shares	2009	2008	2007	November 30, 2006

Net Asset Value, Beginning of the Period	$8.17	$10.64	$11.25	$10.98

Net Investment Income (a)	0.59	0.62	0.60	0.47
Net Realized and Unrealized Gain/Loss	0.93	(2.50)	(0.61)	0.26

Total from Investment Operations	1.52	(1.88)	(0.01)	0.73
Less:
Distributions from Net Investment Income	0.60	0.59	0.60	0.46

Net Asset Value, End of the Period	$9.09	$8.17	$10.64	$11.25

Total Return (b)	19.57%	–18.39%	–0.14%	6.85% *
Net Assets at End of the Period (In millions)	$281.8	$55.4	$1.6	$0.3
Ratio of Expenses to Average Net Assets	0.72%	0.99%	1.30%	1.12%
Ratio of Net Investment Income to Average Net Assets	6.94%	6.70%	5.49%	5.69%
Portfolio Turnover	16%	49%	26%	27%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.62%	0.64%	0.59%	0.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009

1. Significant Accounting Policies
Van Kampen High Yield Municipal Fund (the “Fund”) is organized as a series of the Van Kampen Tax Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund’s investment adviser generally seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2009, the Fund had $30,929,524 of when-issued or delayed delivery purchase commitments.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and in various states. Generally, each of the tax years in the four year period ended November 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2009, the Fund had an accumulated capital loss carry forward for tax purposes of $348,181,185 which will expire according to the following schedule:

Amount	Expiration

$14,466,429	November 30, 2011
38,535,389	November 30, 2012
39,641,173	November 30, 2013
112,644,111	November 30, 2016
142,894,083	November 30, 2017

At November 30, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$4,985,177,001

Gross tax unrealized appreciation	$182,164,236
Gross tax unrealized depreciation	(524,552,180)

Net tax unrealized depreciation on investments	$(342,387,944)

F. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.
The tax character of distributions paid during the years ended November 30, 2009 and 2008 was as follows:

	2009	2008

Distributions paid from:
Ordinary income	$622,188	$643,467
Tax-exempt Income	264,833,423	239,392,089

	$265,455,611	$240,035,556

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

Permanent differences, primarily due to book to tax accretion differences and the Fund’s market timing settlement, resulted in the following reclassifications among the Fund’s components of net assets at November 30, 2009:

Accumulated Undistributed	Accumulated
Net Investment Income	Net Realized Loss	Capital

$(1,031,153)	$1,053,456	$(22,303)

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$593,428
Undistributed tax-exempt income	12,572,151

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes, post October losses of $7,919,655 which are not recognized until the first day of the following fiscal year, and the deferral of losses relating to wash sale transactions.

G. Credits Earned on Cash Balances During the year ended November 30, 2009, the Fund’s custody fee was reduced by $2,106 as a result of credits earned on cash balances.

H. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At November 30, 2009, Fund investments with a value of $621,446,954 are held by the dealer trusts and serve as collateral for the $380,335,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at November 30, 2009 are presented on the Portfolio of Investments.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the year ended November 30, 2009 were $299,795,634 and 1.25%, respectively.

I. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through January 22, 2010, the date the financial statements were effectively issued. Management has determined that other than the event described in Note 12, there are no material events or transactions that would affect the Fund’s financial statements or require disclosure in the Fund’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

For the year ended November 30, 2009, the Fund recognized expenses of approximately $183,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2009, the Fund recognized expenses of approximately $272,800 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2009, the Fund recognized expenses of approximately $618,500 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $337,400 are included in “Other” assets on the Statement of Assets and Liabilities at November 30, 2009. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the year ended November 30, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $1,543,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $545,000. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the years ended November 30, 2009 and 2008, transactions were as follows:

	For The		For The
	Year Ended		Year Ended
	November 30, 2009		November 30, 2008
	Shares	Value	Shares	Value

Sales:
Class A	111,537,115	$934,254,989	104,529,290	$1,039,068,575
Class B	5,605,152	46,695,438	3,154,092	31,048,953
Class C	29,993,071	251,945,905	25,572,071	254,490,581
Class I	28,063,119	248,893,657	7,468,925	69,020,107

Total Sales	175,198,457	$1,481,789,989	140,724,378	$1,393,628,216

Dividend Reinvestment:
Class A	18,955,168	$158,214,362	14,587,220	$140,750,568
Class B	1,881,748	15,618,293	1,694,879	16,414,657
Class C	3,436,090	28,700,153	2,305,072	22,150,187
Class I	330,896	2,792,311	76,188	690,494

Total Dividend Reinvestment	24,603,902	$205,325,119	18,663,359	$180,005,906

Repurchases:
Class A	(94,019,824)	$(788,237,606)	(92,596,506)	$(888,117,113)
Class B	(13,075,962)	(108,581,248)	(12,071,987)	(117,982,382)
Class C	(16,910,473)	(137,771,698	(18,032,984)	(172,945,202)
Class I	(4,184,245)	(35,247,963)	(910,077)	(8,285,364)

Total Repurchases	(128,190,504)	$(1,069,838,515)	(123,611,554)	$(1,187,330,061)

4. Redemption Fee
The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended November 30, 2009, the Fund received redemption fees of approximately $100,800, which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,334,211,356 and $653,389,651, respectively.

6. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

7. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio’s effective yield, maturity and duration, or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

The Fund adopted FASB ASC 815, Derivatives and Hedging (ASC 815) (formerly known as FAS 161), effective December 1, 2008. ASC 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of interest rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
There were no transactions in futures contracts during the year ended November 30, 2009.

8. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,085,600 and $927,000 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. Line of Credit
During the year, several Van Kampen municipal funds including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. There were no borrowings under the facility during the year ended November 30, 2009.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  November 30, 2009  continued

10. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Significant Events
On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments, Inc., announced that it has reached a definitive agreement to sell its retail asset management business to Invesco Ltd. (the “Transaction”). The Transaction includes a sale of the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions, and is currently expected to close in mid-2010.
Under the Investment Company Act of 1940, the closing of the Transaction will cause the Fund’s current investment advisory agreement with Van Kampen Asset Management, a subsidiary of Van Kampen Investments Inc., to terminate. In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) has approved, subject to shareholder approval, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). The proposed Reorganization will be presented to shareholders of the Fund at a special meeting of shareholders. If shareholders of the Fund approve the Reorganization and certain other conditions to closing of the Transaction are met, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the proposed Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

12. Subsequent Event
On December 11, 2009, the Fund acquired all of the assets and liabilities of Van Kampen Strategic Municipal Income Fund (“Strategic Municipal”) through a tax free reorganization.

13. Accounting Pronouncement
During June 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 166, Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140 (FAS 166). The objective of FAS 166 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
FAS 166 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. At this time, management is evaluating the implications of FAS 166 and the impact it will have on the financial statement amounts and disclosures, if any.

Van Kampen High Yield Municipal Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Municipal Fund (the Fund), including the portfolio of investments, as of November 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen High Yield Municipal Fund at November 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
January 22, 2010

Van Kampen High Yield Municipal Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

(Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2009. The Fund designated 99.77% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees and the Fund’s officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term “Fund Complex” includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

Independent Trustees:
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

David C. Arch (64) Blistex Inc. 1800 Swift Drive Oak Brook, IL 60523	Trustee	Trustee since 2003	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Jerry D. Choate (71) 33971 Selva Road Suite 130 Dana Point, CA 92629	Trustee	Trustee since 1999	Prior to January 1999, Chairman and Chief Executive Officer of the Allstate Corporation (“Allstate”) and Allstate Insurance Company. Prior to January 1995, President and Chief Executive Officer of Allstate. Prior to August 1994, various management positions at Allstate.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Amgen Inc., a biotechnological company, and Valero Energy Corporation, an independent refining company.
Rod Dammeyer (69) CAC, LLC 4370 LaJolla Village Drive Suite 685 San Diego, CA 92122-1249	Trustee	Trustee since 2003	President of CAC, LLC, a private company offering capital investment and management advisory services.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
				Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Linda Hutton Heagy† (61) 4939 South Greenwood Chicago, IL 60615	Trustee	Trustee since 1995	Prior to February 2008, Managing Partner of Heidrick & Struggles, an international executive search firm. Prior to 1997, Partner of Ray & Berndtson, Inc., an executive recruiting firm. Prior to 1995, Executive Vice President of ABN AMRO, N.A., a bank holding company. Prior to 1990, Executive Vice President of The Exchange National Bank.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee on the University of Chicago Medical Center Board, Vice Chair of the Board of the YMCA of Metropolitan Chicago and a member of the Women’s Board of the University of Chicago.
R. Craig Kennedy (57) 1744 R Street, NW Washington, DC 20009	Trustee	Trustee since 1995	Director and President of the German Marshall Fund of the United States, an independent U.S. foundation created to deepen understanding, promote collaboration and stimulate exchanges of practical experience between Americans and Europeans. Formerly, advisor to the Dennis Trading Group Inc., a managed futures and option company that invests money for individuals and institutions. Prior to 1992, President and Chief Executive Officer, Director and member of the Investment Committee of the Joyce Foundation, a private foundation.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of First Solar, Inc.
Howard J Kerr (74) 14 Huron Trace Galena, IL 61036	Trustee	Trustee since 2003	Prior to 1998, President and Chief Executive Officer of Pocklington Corporation, Inc., an investment holding company.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Lake Forest Bank & Trust. Director of the Marrow Foundation.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Jack E. Nelson (73) 423 Country Club Drive Winter Park, FL 32789	Trustee	Trustee since 1995	President of Nelson Investment Planning Services, Inc., a financial planning company and registered investment adviser in the State of Florida. President of Nelson Ivest Brokerage Services Inc., a member of the Financial Industry Regulatory Authority (“FINRA”), Securities Investors Protection Corp. and the Municipal Securities Rulemaking Board. President of Nelson Sales and Services Corporation, a marketing and services company to support affiliated companies.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex.
Hugo F. Sonnenschein (69) 1126 E. 59th Street Chicago, IL 60637	Trustee	Trustee since 2003	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Independent Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Suzanne H. Woolsey, Ph.D. (68) 815 Cumberstone Road Harwood, MD 20776	Trustee	Trustee since 1999	Chief Communications Officer of the National Academy of Sciences/National Research Council, an independent, federally chartered policy institution, from 2001 to November 2003 and Chief Operating Officer from 1993 to 2001. Prior to 1993, Executive Director of the Commission on Behavioral and Social Sciences and Education at the National Academy of Sciences/National Research Council. From 1980 through 1989, Partner of Coopers & Lybrand.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Trustee of Changing World Technologies, Inc., an energy manufacturing company, since July 2008. Director of Fluor Corp., an engineering, procurement and construction organization, since January 2004. Director of Intelligent Medical Devices, Inc., a symptom based diagnostic tool for physicians and clinical labs. Director of the Institute for Defense Analyses, a federally funded research and development center, Director of the German Marshall Fund of the United States, Director of the Rocky Mountain Institute and Trustee of California Institute of Technology and the Colorado College.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Interested Trustees:*
Number of
		Term of		Funds in
		Office and		Fund
	Position(s)	Length of		Complex
Name, Age and Address	Held with	Time	Principal Occupation(s)	Overseen	Other Directorships
of Interested Trustee	Fund	Served	During Past 5 Years	By Trustee	Held by Trustee

Wayne W. Whalen* (70) 155 North Wacker Drive Chicago, IL 60606	Trustee	Trustee since 1995	Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex.	86	Trustee/Director/Managing General Partner of funds in the Fund Complex. Director of the Abraham Lincoln Presidential Library Foundation.

†	As indicated above, prior to February 2008, Ms. Heagy was an employee of Heidrick and Struggles, an international executive search firm (“Heidrick”). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley.

*	Mr. Whalen is an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information  continued

Officers:
Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Edward C. Wood III (53) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of Van Kampen Investments Inc. and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and Van Kampen Investments Inc. from March 2004 to January 2005 and Chief Administrative Officer of Van Kampen Investments Inc. from 2002 to 2009.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Officer since 2008	Vice President of funds in the Fund Complex since May 2008. Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. since April 2008. Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management since December 2007. Managing Director of Morgan Stanley Investment Management Inc. from December 2007 to March 2008. Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock from October 1991 to January 2007.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President and Secretary	Officer since 2003	Managing Director of Morgan Stanley Investment Management Inc. Vice President and Secretary of funds in the Fund Complex.

John L. Sullivan (54) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	Chief Compliance Officer	Officer since 1996	Chief Compliance Officer of funds in the Fund Complex since August 2004. Prior to August 2004, Director and Managing Director of Van Kampen Investments, the Adviser, Van Kampen Advisors Inc. and certain other subsidiaries of Van Kampen Investments, Vice President, Chief Financial Officer and Treasurer of funds in the Fund Complex and head of Fund Accounting for Morgan Stanley Investment Management Inc. Prior to December 2002, Executive Director of Van Kampen Investments, the Adviser and Van Kampen Advisors Inc.

Van Kampen High Yield Municipal Fund
Trustee and Officer Information continued
Term of
Office and
	Position(s)	Length of
Name, Age and	Held with	Time	Principal Occupation(s)
Address of Officer	Fund	Served	During Past 5 Years

Stuart N. Schuldt (47) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	Chief Financial Officer and Treasurer	Officer since 2007	Executive Director of Morgan Stanley Investment Management Inc. since June 2007. Chief Financial Officer and Treasurer of funds in the Fund Complex since June 2007. Prior to June 2007, Senior Vice President of Northern Trust Company, Treasurer and Principal Financial Officer for Northern Trust U.S. mutual fund complex.

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Van Kampen Funds Inc., and Van Kampen Investor Services Inc., as well as current and former individual investors in Van Kampen mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

(continued on next page)

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Van Kampen or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

50, 150, 250, 601
HYMANN 1/10
IU09-05685P-Y11/09

Item 2. Code of Ethics.
(a)	The Trust has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Due to personnel changes at the Adviser, the general counsel’s designee set forth in Exhibit C was amended in April 2009. Both editions of Exhibit C are attached.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Trust’s Code of Ethics is attached hereto as Exhibit 12(1).

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees has determined that it has three “audit committee financial experts” serving on its audit committee, each of whom are “independent” Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:
2009

	Registrant		Covered Entities(1)
Audit Fees	$53,500		N/A

Non-Audit Fees
Audit-Related Fees	$0		$109,924	(2)
Tax Fees	$3,400	(3)	$0
All Other Fees	$0		$224,100	(5)
Total Non-Audit Fees	$3,400		$334,024

Total	$56,900		$334,024
2008

	Registrant		Covered Entities(1)
Audit Fees	$53,500		N/A

Non-Audit Fees
Audit-Related Fees	$0		$742,276	(2)
Tax Fees	$3,400	(3)	$99,522	(4)
All Other Fees	$0		$205,436	(5)
Total Non-Audit Fees	$3,400		$1,047,234

Total	$56,900		$1,047,234
N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3)	Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant’s tax.

(4)	Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5)	All Other Fees represent attestation services provided in connection with performance presentation standards, and an advisory consulting project performed.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
JOINT AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
VAN KAMPEN FUNDS
AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 20041
1. STATEMENT OF PRINCIPLES
     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.2
     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund’s business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund’s ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.
     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

[1]	This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

[2]	Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
2. Delegation
     As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
3. Audit Services
     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
4. Audit-related Services
     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or, to the extent they are Covered Services, the Covered Entities’ financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
     The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
5. Tax Services
     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.
     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).
6. All Other Services
     The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
     The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     A list of the SEC’s prohibited non-audit services is attached to this policy as Appendix B.5. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.
7. Pre-Approval Fee Levels or Budgeted Amounts
     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).
8. Procedures
     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
     The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix B.7. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements
     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
10. Covered Entities
     Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
–	Van Kampen Investments Inc.

–	Van Kampen Asset Management

–	Van Kampen Advisors Inc.

–	Van Kampen Funds Inc.

–	Van Kampen Investor Services Inc.

–	Morgan Stanley Investment Management Inc.

–	Morgan Stanley Trust Company

–	Morgan Stanley Investment Management Ltd.

–	Morgan Stanley Investment Management Company

–	Morgan Stanley Asset & Investment Trust Management Company Ltd.
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (included herein).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.
(b) Not applicable.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax-Exempt Trust
By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date: January 21, 2010

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date: January 21, 2010